NET LOSS PER SHARE - Schedule of basic and diluted net loss per share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2022
Numerator:
Net loss attributable to Adagene Inc.'s shareholders	$ (13,477,240)	$ (17,011,716)
Net loss attributable to ordinary shareholders	$ (13,477,240)	$ (17,011,716)
Denominator:
Weighted-average number of ordinary shares outstanding-basic (in shares)	58,891,864	55,213,051
Weighted-average number of ordinary shares outstanding-diluted (in shares)	58,891,864	55,213,051	58,891,864	55,213,051
Net Loss per share-basic (in dollar per share)	$ (0.23)	$ (0.31)
Net Loss per share- diluted (in dollar per share)	$ (0.23)	$ (0.31)	$ (0.23)	$ (0.31)